UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0973 per share in accordance with the MDP. The Fund’s distribution frequency changed from quarterly to monthly beginning in January 2013. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2013

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	09/30/2005	3.76%	9.98%	5.36%	5.73%
Fund at Market Price	—	9.52	17.65	5.60	4.48
S&P 500 Index	09/30/2005	13.82%	20.60%	7.01%	5.74%
CBOE S&P 500 BuyWrite Index	09/30/2005	4.87	5.29	3.34	3.57
CBOE NASDAQ-100 BuyWrite Index	09/30/2005	5.04	1.50	3.41	2.10
NASDAQ-100 Index	09/30/2005	10.09	12.87	10.66	8.84
FTSE Eurotop 100 Index	09/30/2005	2.51	18.47	–1.17	3.27
Nikkei-225 Stock Average	09/30/2005	14.04	21.98	1.60	1.81

% Premium/Discount to NAV
					–8.78%

Distributions[2]
Total Distributions per share for the period					$0.584
Distribution Rate at NAV					9.58%
Distribution Rate at Market Price					10.50%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Fund Profile

Sector Allocation (% of total investments)3

Country Allocation (% of total investments)3

Top 10 Holdings (% of total investments)3

Apple, Inc.	3.5%
Microsoft Corp.	2.8
Google, Inc., Class A	2.4
Nestle SA	1.7
Roche Holding AG PC	1.6
Cisco Systems, Inc.	1.5
QUALCOMM, Inc.	1.3
Comcast Corp., Class A	1.3
Oracle Corp.	1.3
Intel Corp.	1.2

Total	18.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Fund Snapshot4

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmark[1]	33% S&P 500 Index

22% NASDAQ-100 Index

34% FTSE Eurotop 100 Index

11% Nikkei-225 Stock Average
Morningstar Category	World Stock
Distribution Frequency	Monthly

Common Stock Portfolio
Positions Held	471
% US / Non-US	54.2/45.8
Weighted Avg. Market Cap	$100.1 Billion

Call Options
% Portfolio with Call Options	95%
Average Days to Expiration	19 days

Weighted Average %	1.7%
of Strike Prices	out-of-the-money

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Nikkei-225 Stock Average is an unmanaged, price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

[4]	The following terms as used in the Fund snapshot:

Weighted Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or “writer”) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out-of-the-Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

Fund snapshot and profile subject to change due to active management.

Information About Share Repurchase Program

On August 6, 2012, the Fund’s Board of Trustees adopted a share repurchase program for the Fund and authorized it to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. From the date it began repurchasing shares until June 30, 2013, the Fund has purchased the number and percentage of its outstanding shares and seen the changes in its market price and discount to NAV as set forth in the table below. For more information on the Fund’s share repurchase program, please see Note 5 in the Fund’s Notes to Financial Statements.

No. Shares Repurchased	% Shares Repurchased[1]	Beginning Market Price[2]	6/30/13 Market Price	% Market Return[3]	Beginning NAV Discount[2]	6/30/13 NAV Discount	Discount Change
786,800	0.73%	$11.00	$11.12	11.69%	–13.93%	–8.78%	5.15%

[1]

Based on shares outstanding at repurchase program inception. 2 Beginning Market Price and Beginning NAV Discount are as of the close of the market on the business day preceding the Fund’s first share repurchase. 3 % Market Return reflects the change in the market price of the Fund shares plus any distributions paid during the period but not reflecting the reinvestment of distributions. Past performance is no guarantee of future results.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value

Aerospace & Defense — 1.5%
Engility Holdings, Inc.(1)	994	$28,249
European Aeronautic Defence and Space Co. NV	56,122	3,002,567
General Dynamics Corp.	6,866	537,814
Honeywell International, Inc.	59,872	4,750,245
L-3 Communications Holdings, Inc.	5,966	511,525
Northrop Grumman Corp.	15,716	1,301,285
Raytheon Co.	46,494	3,074,183
Rolls-Royce Holdings PLC(1)	272,487	4,691,786
Rolls-Royce Holdings PLC, PFC Shares(1)	32,425,953	49,318
Textron, Inc.	43,608	1,135,988

		$19,082,960

Air Freight & Logistics — 0.3%
Deutsche Post AG	82,457	$2,046,419
Expeditors International of Washington, Inc.	33,631	1,278,314
United Parcel Service, Inc., Class B	2,894	250,273

		$3,575,006

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$389,461
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,349,581
Dana Holding Corp.	46,794	901,252
Denso Corp.	60,300	2,834,894
Johnson Controls, Inc.	60,056	2,149,404
Toyoda Gosei Co., Ltd.	12,800	312,955
Toyota Industries Corp.	6,400	261,363
Yokohama Rubber Co., Ltd. (The)	151,000	1,516,228

		$10,715,138

Automobiles — 1.3%
Daimler AG	132,059	$7,972,251
Fiat SpA(1)	121,840	849,715
Ford Motor Co.	47,101	728,653
Honda Motor Co., Ltd.	103,900	3,859,826
Isuzu Motors, Ltd.	199,000	1,360,353
Mazda Motor Corp.(1)	245,000	968,592
Suzuki Motor Corp.	3,800	87,591
Toyota Motor Corp.	20,400	1,230,483
Yamaha Motor Co., Ltd.	18,800	243,497

		$17,300,961

Security	Shares	Value

Beverages — 1.6%
Coca-Cola Co. (The)	164,256	$6,588,308
Constellation Brands, Inc., Class A(1)	33,994	1,771,767
Heineken Holding NV	24,773	1,388,444
Heineken NV	30,199	1,922,212
Kirin Holdings Co., Ltd.	59,000	924,194
PepsiCo, Inc.	77,079	6,304,291
Pernod-Ricard SA	15,528	1,723,513
Takara Holdings, Inc.	84,000	732,036

		$21,354,765

Biotechnology — 2.6%
Amgen, Inc.	86,623	$8,546,225
BioMarin Pharmaceutical, Inc.(1)	19,589	1,092,870
Celgene Corp.(1)	86,033	10,058,118
Gilead Sciences, Inc.(1)	269,858	13,819,428
Regeneron Pharmaceuticals, Inc.(1)	2,769	622,693

		$34,139,334

Building Products — 0.2%
Asahi Glass Co., Ltd.	38,776	$251,338
Daikin Industries, Ltd.	73,200	2,958,727

		$3,210,065

Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	4,285	$702,483
Deutsche Bank AG	123,418	5,175,263
Franklin Resources, Inc.	16,373	2,227,055
GAM Holding, Ltd.(1)	58,376	893,871
Greenhill & Co., Inc.	19,111	874,137
Julius Baer Group, Ltd.(1)	76,144	2,971,776
Lazard, Ltd., Class A	58,066	1,866,822
Morgan Stanley	79,502	1,942,234
Northern Trust Corp.	22,312	1,291,865
State Street Corp.	26,469	1,726,044

		$19,671,550

Chemicals — 2.4%
Air Products and Chemicals, Inc.	32,423	$2,968,974
Akzo Nobel NV	10,908	615,495
BASF SE	123,106	10,980,251
Daicel Chemical Industries, Ltd.	51,000	445,738
Dow Chemical Co. (The)	14,120	454,240
Eastman Chemical Co.	22,750	1,592,728
Johnson Matthey PLC	82,005	3,276,504

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)
Kaneka Corp.	57,000	$375,835
Linde AG	16,724	3,116,474
Mitsubishi Gas Chemical Co., Inc.	55,000	403,237
Monsanto Co.	12,777	1,262,368
Nitto Denko Corp.	5,900	378,400
Shin-Etsu Chemical Co., Ltd.	34,500	2,283,391
Showa Denko KK	236,000	311,244
Solvay SA	5,637	738,103
Sumitomo Chemical Co., Ltd.	136,000	426,561
Toray Industries, Inc.	66,000	426,468
Tosoh Corp.	173,000	599,008
Umicore SA	13,474	559,505

		$31,214,524

Commercial Banks — 5.7%
Banco Bilbao Vizcaya Argentaria SA	1,124,211	$9,447,714
Banco Santander SA	558,210	3,572,120
Barclays PLC	1,076,485	4,584,471
BB&T Corp.	34,843	1,180,481
BNP Paribas	113,263	6,200,586
Credit Agricole SA(1)	316,989	2,728,268
Danske Bank A/S(1)	77,886	1,328,652
Fifth Third Bancorp	192,006	3,465,708
First Horizon National Corp.	39,470	442,064
First Republic Bank	23,946	921,442
Gunma Bank, Ltd. (The)	106,000	586,074
Hachijuni Bank, Ltd. (The)	89,000	519,279
Hiroshima Bank, Ltd. (The)	87,000	370,305
HSBC Holdings PLC	752,365	7,788,587
Huntington Bancshares, Inc.	307,053	2,419,578
Intesa Sanpaolo SpA	877,898	1,405,110
KBC Groep NV	22,722	847,062
KeyCorp	306,709	3,386,067
Lloyds Banking Group PLC(1)	2,677,915	2,571,631
Mizuho Financial Group, Inc.	155,441	322,803
PNC Financial Services Group, Inc. (The)	41,011	2,990,522
Shinsei Bank, Ltd.	390,000	885,631
Standard Chartered PLC	301,123	6,537,493
Sumitomo Mitsui Financial Group, Inc.	8,108	371,128
SunTrust Banks, Inc.	19,446	613,910
U.S. Bancorp	62,023	2,242,131
UniCredit SpA	326,003	1,524,027
Wells Fargo & Co.	80,937	3,340,270
Zions Bancorporation	41,793	1,206,982

		$73,800,096

Security	Shares	Value

Commercial Services & Supplies — 0.5%
SECOM Co., Ltd.	60,200	$3,273,108
Waste Management, Inc.	81,625	3,291,936

		$6,565,044

Communications Equipment — 2.9%
Cisco Systems, Inc.	812,670	$19,756,008
QUALCOMM, Inc.	283,904	17,340,856
Riverbed Technology, Inc.(1)	43,232	672,690

		$37,769,554

Computers & Peripherals — 3.9%
Apple, Inc.	113,406	$44,917,848
Dell, Inc.	177,489	2,369,478
Hewlett-Packard Co.	78,955	1,958,084
NEC Corp.	77,000	168,619
NetApp, Inc.(1)	20,000	755,600

		$50,169,629

Construction & Engineering — 0.4%
Chiyoda Corp.	69,000	$813,773
Ferrovial SA	95,985	1,532,403
JGC Corp.	67,000	2,412,833

		$4,759,009

Construction Materials — 0.1%
CRH PLC	62,332	$1,261,143
Imerys SA	4,825	296,252
Lafarge SA	4,914	301,735

		$1,859,130

Consumer Finance — 0.4%
American Express Co.	45,990	$3,438,212
Credit Saison Co., Ltd.	45,600	1,145,794
SLM Corp.	50,603	1,156,785

		$5,740,791

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	27,371	$760,640
Sealed Air Corp.	27,433	657,020
Toyo Seikan Kaisha, Ltd.	51,400	791,192

		$2,208,852

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Distributors — 0.4%
Genuine Parts Co.	53,642	$4,187,831
LKQ Corp.(1)	61,930	1,594,697

		$5,782,528

Diversified Financial Services — 1.0%
Bank of America Corp.	85,000	$1,093,100
CME Group, Inc.	4,775	362,804
Deutsche Boerse AG	11,870	780,551
Groupe Bruxelles Lambert SA	4,239	319,276
ING Groep NV(1)	203,360	1,858,524
Investor AB, Class B	56,000	1,503,088
JPMorgan Chase & Co.	63,787	3,367,316
McGraw Hill Financial, Inc.	27,142	1,443,683
Moody's Corp.	18,539	1,129,581
ORIX Corp.	41,300	563,609

		$12,421,532

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	258,166	$9,139,076
Belgacom SA	25,589	572,940
BT Group PLC	454,642	2,134,429
Deutsche Telekom AG	252,331	2,939,793
France Telecom SA	8,486	80,357
Telefonica SA(1)	195,938	2,520,820
Verizon Communications, Inc.	129,319	6,509,919

		$23,897,334

Electric Utilities — 0.6%
Acciona SA	8,786	$463,217
Duke Energy Corp.	20,897	1,410,547
Edison International	51,169	2,464,299
Enel SpA	375,898	1,179,555
Fortum Oyj	63,829	1,195,730
Iberdrola SA	72,714	384,264
Pepco Holdings, Inc.	18,841	379,835

		$7,477,447

Electrical Equipment — 0.7%
ABB, Ltd.(1)	292,957	$6,346,020
Fujikura, Ltd.	69,000	244,245
Legrand SA	47,726	2,212,827
Mabuchi Motor Co., Ltd.	5,000	266,716

		$9,069,808

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	153,700	$1,146,478
Corning, Inc.	19,975	284,244
Keyence Corp.	1,210	385,519
Kyocera Corp.	53,734	5,467,211
Molex, Inc.	34,890	1,023,673
OMRON Corp.	16,500	491,914
Taiyo Yuden Co., Ltd.	124,900	1,899,493
TDK Corp.	49,100	1,691,993

		$12,390,525

Energy Equipment & Services — 0.8%
CGGVeritas(1)	31,600	$700,161
Halliburton Co.	88,782	3,703,985
Schlumberger, Ltd.	62,861	4,504,619
Technip SA	9,124	927,293

		$9,836,058

Food & Staples Retailing — 1.5%
Carrefour SA	208,600	$5,729,547
CVS Caremark Corp.	130,429	7,457,930
Koninklijke Ahold NV	104,617	1,555,963
Seven & i Holdings Co., Ltd.	72,700	2,662,515
UNY Co., Ltd.	13,500	90,793
Wal-Mart Stores, Inc.	23,495	1,750,142

		$19,246,890

Food Products — 3.3%
Campbell Soup Co.	14,087	$630,957
Kerry Group PLC, Class A	15,000	829,525
Kraft Foods Group, Inc.	36,682	2,049,423
Mondelez International, Inc., Class A	238,500	6,804,405
Nestle SA	344,488	22,605,429
Nissin Foods Holdings Co., Ltd.	11,700	473,156
Toyo Suisan Kaisha, Ltd.	6,000	199,636
Unilever NV	200,938	7,909,778
Yakult Honsha Co., Ltd.	15,300	634,441

		$42,136,750

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$919,010
Snam Rete Gas SpA	175,073	797,167

		$1,716,177

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$3,973,181
Analogic Corp.	12,942	942,566
Covidien PLC	51,806	3,255,489
Edwards Lifesciences Corp.(1)	5,485	368,592
Hologic, Inc.(1)	28,813	556,091
Medtronic, Inc.	35,589	1,831,766
Olympus Corp.(1)	74,300	2,257,783
Terumo Corp.	27,300	1,356,997

		$14,542,465

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	11,516	$642,938
DaVita HealthCare Partners, Inc.(1)	17,678	2,135,502
Express Scripts Holding Co.(1)	20,000	1,233,800
McKesson Corp.	22,301	2,553,465
Team Health Holdings, Inc.(1)	17,059	700,613
Tenet Healthcare Corp.(1)	39,843	1,836,762
UnitedHealth Group, Inc.	64,272	4,208,531

		$13,311,611

Hotels, Restaurants & Leisure — 1.3%
Accor SA	26,214	$921,441
Bally Technologies, Inc.(1)	11,183	630,945
Carnival Corp.	7,975	273,463
International Game Technology	42,344	707,568
Marriott International, Inc., Class A	10,655	430,142
McDonald's Corp.	73,173	7,244,127
Six Flags Entertainment Corp.	35,954	1,264,143
Yum! Brands, Inc.	68,297	4,735,714

		$16,207,543

Household Durables — 0.2%
Casio Computer Co., Ltd.	85,000	$748,659
PulteGroup, Inc.(1)	84,375	1,600,594
Sekisui Chemical Co., Ltd.	61,000	647,729

		$2,996,982

Household Products — 1.2%
Clorox Co. (The)	20,211	$1,680,343
Colgate-Palmolive Co.	7,994	457,976
Henkel AG & Co. KGaA, PFC Shares	20,000	1,878,194
Kimberly-Clark Corp.	23,485	2,281,333
Procter & Gamble Co.	78,880	6,072,971
Reckitt Benckiser Group PLC	36,015	2,547,575

Security	Shares	Value

Household Products (continued)
Unicharm Corp.	12,400	$701,324

		$15,619,716

Industrial Conglomerates — 1.9%
3M Co.	53,517	$5,852,084
General Electric Co.	159,703	3,703,513
Nisshinbo Holdings, Inc.	109,000	775,910
Siemens AG	131,938	13,360,504
Toshiba Corp.	93,000	445,802

		$24,137,813

Insurance — 4.4%
ACE, Ltd.	25,406	$2,273,329
Ageas NV SA	22,500	789,489
Allianz SE	73,383	10,711,075
Allstate Corp. (The)	16,927	814,527
Assicurazioni Generali SpA	272,691	4,766,552
Berkshire Hathaway, Inc., Class B(1)	16,883	1,889,545
Chubb Corp.	4,667	395,062
Cincinnati Financial Corp.	86,776	3,983,018
Delta Lloyd NV	38,000	761,521
Hartford Financial Services Group, Inc.	55,353	1,711,515
HCC Insurance Holdings, Inc.	27,655	1,192,207
Lincoln National Corp.	31,112	1,134,655
Mapfre SA	129,606	421,686
Marsh & McLennan Cos., Inc.	85,867	3,427,811
MetLife, Inc.	99,556	4,555,683
MS&AD Insurance Group Holdings, Inc.	58,000	1,469,150
Principal Financial Group, Inc.	44,331	1,660,196
Prudential Financial, Inc.	37,177	2,715,036
Prudential PLC	349,752	5,708,922
Resolution, Ltd.	66,478	287,961
SCOR SE	63,370	1,944,977
Sony Financial Holdings, Inc.	6,900	108,637
Standard Life PLC	479,801	2,525,034
Swiss Life Holding AG(1)	8,264	1,341,430
T&D Holdings, Inc.	54,600	730,361

		$57,319,379

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	49,368	$13,709,000
Netflix, Inc.(1)	3,000	633,270
priceline.com, Inc.(1)	9,664	7,993,384
Shutterfly, Inc.(1)	21,804	1,216,445

		$23,552,099

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 3.2%
eBay, Inc.(1)	94,830	$4,904,608
Facebook, Inc., Class A(1)	105,000	2,610,300
Google, Inc., Class A(1)	35,539	31,287,469
LinkedIn Corp., Class A(1)	7,885	1,405,895
United Internet AG	44,534	1,255,416

		$41,463,688

IT Services — 2.1%
Accenture PLC, Class A	6,228	$448,167
Amadeus IT Holding SA, Class A	24,489	783,774
AtoS	5,628	418,262
CapGemini SA	56,171	2,727,763
Cognizant Technology Solutions Corp., Class A(1)	77,532	4,854,279
Fidelity National Information Services, Inc.	51,873	2,222,239
Indra Sistemas SA	107,008	1,382,156
International Business Machines Corp.	56,496	10,796,951
MasterCard, Inc., Class A	3,924	2,254,338
Nomura Research Institute, Ltd.	6,800	220,840
NTT Data Corp.	76	270,709
Obic Co., Ltd.	730	190,950
Otsuka Corp.	2,600	289,977
Western Union Co.	19,046	325,877

		$27,186,282

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$970,614
Nikon Corp.	63,000	1,471,931
Sankyo Co., Ltd.	3,300	155,937

		$2,598,482

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,037	$557,462
PerkinElmer, Inc.	27,425	891,313
Thermo Fisher Scientific, Inc.	17,359	1,469,092

		$2,917,867

Machinery — 1.8%
Caterpillar, Inc.	22,215	$1,832,515
Dover Corp.	7,424	576,548
Ebara Corp.	298,000	1,590,744
Fanuc, Ltd.	50,327	7,283,672
IHI Corp.	213,000	805,889
Japan Steel Works, Ltd.	24,000	131,700
Kawasaki Heavy Industries, Ltd.	107,000	328,382

Security	Shares	Value

Machinery (continued)
Komatsu, Ltd.	67,800	$1,561,565
Kurita Water Industries, Ltd.	6,200	131,230
Makita Corp.	6,700	360,207
MAN AG	10,039	1,094,455
NSK, Ltd.	32,000	305,275
Okuma Corp.	32,000	241,208
Pall Corp.	23,035	1,530,215
Parker Hannifin Corp.	12,277	1,171,226
SMC Corp.	1,900	380,904
Snap-On, Inc.	9,395	839,725
Stanley Black & Decker, Inc.	35,268	2,726,216
Titan International, Inc.	13,412	226,261

		$23,117,937

Marine — 0.0%(2)
Kirby Corp.(1)	3,948	$314,024
Nippon Yusen KK	41,000	108,481

		$422,505

Media — 3.4%
British Sky Broadcasting Group PLC	447,757	$5,394,104
Comcast Corp., Class A	388,803	16,283,070
Dentsu, Inc.	41,200	1,425,297
Hakuhodo DY Holdings, Inc.	2,090	146,381
IMAX Corp.(1)	77,253	1,920,510
Interpublic Group of Cos., Inc.	50,333	732,345
JCDecaux SA	18,371	500,058
Liberty Global PLC, Series A(1)	11,898	881,412
Liberty Global PLC, Series C(1)	8,884	603,163
Omnicom Group, Inc.	54,629	3,434,525
ProSiebenSat.1 Media AG, PFC Shares	27,382	1,174,421
Time Warner Cable, Inc.	21,148	2,378,727
Time Warner, Inc.	10,926	631,741
Walt Disney Co. (The)	140,037	8,843,336
Wolters Kluwer NV	961	20,355

		$44,369,445

Metals & Mining — 1.4%
ArcelorMittal	126,018	$1,410,433
BHP Billiton PLC	189,390	4,829,032
Boliden AB	34,684	429,919
Dowa Holdings Co., Ltd.	105,000	938,268
Freeport-McMoRan Copper & Gold, Inc.	20,000	552,200
Glencore Xstrata PLC	483,787	2,002,626
JFE Holdings, Inc.	8,400	184,027

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining (continued)
Mitsubishi Materials Corp.	80,000	$281,647
Nucor Corp.	23,673	1,025,514
Pacific Metals Co., Ltd.	42,000	174,342
Rio Tinto PLC	154,989	6,303,239
Sumitomo Metal Mining Co., Ltd.	51,000	568,072

		$18,699,319

Multi-Utilities — 1.6%
Centrica PLC	778,444	$4,257,863
CMS Energy Corp.	137,634	3,739,516
Consolidated Edison, Inc.	24,350	1,419,849
Dominion Resources, Inc.	27,793	1,579,198
E.ON AG	36,365	595,973
GDF Suez	342,884	6,725,610
NiSource, Inc.	42,420	1,214,909
Public Service Enterprise Group, Inc.	6,502	212,355
Veolia Environnement	37,663	430,005

		$20,175,278

Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$947,190
Macy's, Inc.	48,120	2,309,760
Marks & Spencer Group PLC	432,844	2,832,197
Next PLC	41,584	2,880,531
Nordstrom, Inc.	19,173	1,149,230
Target Corp.	54,531	3,755,005

		$13,873,913

Office Electronics — 0.2%
Brother Industries, Ltd.	22,000	$246,863
Canon, Inc.	32,600	1,068,409
Konica Minolta Holdings, Inc.	66,500	500,526
Ricoh Co., Ltd.	15,000	177,755

		$1,993,553

Oil, Gas & Consumable Fuels — 6.6%
Alpha Natural Resources, Inc.(1)	40,000	$209,600
Anadarko Petroleum Corp.	25,318	2,175,576
BP PLC	962,053	6,676,594
Chevron Corp.	95,020	11,244,667
ConocoPhillips	63,945	3,868,672
ENI SpA	285,080	5,850,972
Exxon Mobil Corp.	156,529	14,142,395
Idemitsu Kosan Co., Ltd.	3,100	237,637

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	21,876	$1,554,509
Phillips 66	36,105	2,126,945
Royal Dutch Shell PLC, Class A	291,192	9,301,836
Royal Dutch Shell PLC, Class B	320,700	10,621,241
Suncor Energy, Inc.	11,262	332,116
Total SA	269,876	13,181,597
Williams Cos., Inc.	108,727	3,530,366
WPX Energy, Inc.(1)	16,500	312,510

		$85,367,233

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,321,679
OJI Paper Co., Ltd.	95,000	382,926

		$1,704,605

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,675,820
Kao Corp.	61,054	2,078,371

		$3,754,191

Pharmaceuticals — 7.8%
AbbVie, Inc.	48,532	$2,006,313
Actavis, Inc.(1)	25,279	3,190,715
Allergan, Inc.	27,084	2,281,556
Astellas Pharma, Inc.	58,400	3,172,525
AstraZeneca PLC	135,442	6,403,535
Bayer AG	35,186	3,746,272
Chugai Pharmaceutical Co., Ltd.	99,100	2,051,303
Daiichi Sankyo Co., Ltd.	24,800	413,287
Eisai Co., Ltd.	59,846	2,438,972
Eli Lilly & Co.	22,949	1,127,255
GlaxoSmithKline PLC	121,988	3,049,239
Hisamitsu Pharmaceutical Co., Inc.	4,800	243,576
Johnson & Johnson	87,987	7,554,564
Merck & Co., Inc.	207,284	9,628,342
Mitsubishi Tanabe Pharma Corp.	10,000	129,383
Novartis AG	218,832	15,499,991
Pfizer, Inc.	109,562	3,068,832
Roche Holding AG PC	81,175	20,147,401
Sanofi	129,268	13,363,792
Takeda Pharmaceutical Co., Ltd.	20,531	925,824
UCB SA	9,177	492,628

		$100,935,305

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.3%
Adecco SA(1)	26,539	$1,511,447
Equifax, Inc.	15,217	896,738
Experian PLC	29,123	506,151
Intertek Group PLC	7,167	318,585
Robert Half International, Inc.	36,884	1,225,655

		$4,458,576

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$1,301,914
AvalonBay Communities, Inc.	19,158	2,584,606
British Land Co. PLC	107,910	929,600
Capital Shopping Centres Group PLC	189,600	901,276
Japan Real Estate Investment Corp.	37	413,318
Nippon Building Fund, Inc.	40	463,260
Simon Property Group, Inc.	29,522	4,662,114

		$11,256,088

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$943,858
CB Richard Ellis Group, Inc., Class A(1)	41,385	966,754
Daito Trust Construction Co., Ltd.	6,300	593,584
Heiwa Real Estate Co., Ltd.	40,500	674,839
Nomura Real Estate Holdings, Inc.	27,400	605,258
NTT Urban Development Corp.	443	543,739
Sumitomo Realty & Development Co., Ltd.	36,000	1,434,746

		$5,762,778

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$670,340
CSX Corp.	115,014	2,667,175
East Japan Railway Co.	11,200	871,724
Hankyu Hanshin Holdings, Inc.	128	728
Kansas City Southern	23,993	2,542,298
Keio Corp.	139,000	954,995
Ryder System, Inc.	14,154	860,422
Tobu Railway Co., Ltd.	135,000	695,738

		$9,263,420

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.(1)	190,688	$778,007
ARM Holdings PLC	380,204	4,599,356
Broadcom Corp., Class A	50,000	1,688,000
Cree, Inc.(1)	17,003	1,085,812
Cypress Semiconductor Corp.(1)	217,447	2,333,206

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	641,733	$15,542,773
Marvell Technology Group, Ltd.	164,177	1,922,513
NXP Semiconductors NV(1)	54,841	1,698,974
STMicroelectronics NV	36,627	329,161
Sumco Corp.	52,100	570,696
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,911	1,079,249
Texas Instruments, Inc.	157,242	5,483,029
Tokyo Electron, Ltd.	62,400	3,154,911

		$40,265,687

Software — 4.9%
Citrix Systems, Inc.(1)	46,346	$2,796,054
Compuware Corp.	19,657	203,450
Concur Technologies, Inc.(1)	29,482	2,399,245
Dassault Systemes SA	8,000	977,817
Electronic Arts, Inc.(1)	53,174	1,221,407
Konami Corp.	40,500	859,783
Microsoft Corp.	1,054,887	36,425,248
Oracle Corp.	529,690	16,272,077
Sage Group PLC (The)	37,784	195,276
Trend Micro, Inc.	57,897	1,840,704

		$63,191,061

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A	10,682	$483,361
CarMax, Inc.(1)	5,464	252,218
Fast Retailing Co., Ltd.	44,800	15,120,195
Gap, Inc. (The)	73,351	3,060,937
Home Depot, Inc. (The)	107,658	8,340,265
Lowe's Companies, Inc.	115,992	4,744,073
Tiffany & Co.	26,337	1,918,387
USS Co., Ltd.	2,720	344,828
Yamada Denki Co., Ltd.	4,360	176,533

		$34,440,797

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	18,804	$2,032,690
Asics Corp.	20,000	315,193
Christian Dior SA	10,660	1,722,157
Coach, Inc.	16,626	949,178
Hanesbrands, Inc.	25,679	1,320,414
Kering SA	7,380	1,501,735
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,623,543
NIKE, Inc., Class B	60,220	3,834,810
Onward Holdings Co., Ltd.	30,000	248,144

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Swatch Group, Ltd. (The), Bearer Shares	3,450	$1,884,524

		$15,432,388

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	258,361	$2,366,587

		$2,366,587

Tobacco — 2.4%
British American Tobacco PLC	255,971	$13,128,631
Imperial Tobacco Group PLC	161,069	5,585,003
Japan Tobacco, Inc.	81,800	2,887,337
Lorillard, Inc.	10,000	436,800
Philip Morris International, Inc.	97,913	8,481,224

		$30,518,995

Trading Companies & Distributors — 0.4%
Marubeni Corp.	147,000	$982,453
Mitsubishi Corp.	77,500	1,323,986
Sumitomo Corp.	97,400	1,213,954
Wolseley PLC	49,503	2,284,045

		$5,804,438

Transportation Infrastructure — 0.1%
ADP	6,667	$648,099
Kamigumi Co., Ltd.	46,000	370,213

		$1,018,312

Wireless Telecommunication Services — 2.3%
KDDI Corp.	72,100	$3,754,495
Rogers Communications, Inc., Class B	38,417	1,505,946
SoftBank Corp.	148,998	8,673,164
T-Mobile US, Inc.(1)	10,717	265,889
Vodafone Group PLC	5,349,088	15,328,744

		$29,528,238

Total Common Stocks (identified cost $862,338,366)		$1,296,686,033

Rights — 0.0%(2)

Security	Shares	Value

Specialty Retail — 0.0%(2)
Groupe FNAC SA, Exp. 5/15/15(1)	7,380	$19,241

Total Rights (identified cost $24,595)		$19,241

Total Investments — 100.0% (identified cost $862,362,961)		$1,296,705,274

Call Options Written — (0.9)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
NASDAQ 100 Index	260		$2,925	7/20/13	$(817,700)
NASDAQ 100 Index FLEX	200		2,975	7/5/13	(45,390)
NASDAQ 100 Index FLEX	225		2,970	7/12/13	(203,152)
NASDAQ 100 Index FLEX	245		2,950	7/26/13	(674,587)
S&P 500 Index	590		1,630	7/5/13	(184,375)
S&P 500 Index	565		1,645	7/12/13	(192,100)
S&P 500 Index	670		1,620	7/20/13	(978,200)
S&P 500 Index	700		1,630	7/26/13	(987,000)

					$(4,082,504)

Over-the-Counter Options — (0.6)%

Description	Number of Contracts	Strike Price		Expiration Date	Value

Dow Jones Euro Stoxx 50 Index(3)	29,650	EUR	2,650	7/19/13	$(1,022,739)
Dow Jones Euro Stoxx 50 Index(4)	17,600	EUR	2,750	7/19/13	(104,236)
Dow Jones Euro Stoxx 50 Index(5)	17,850	EUR	2,750	7/19/13	(105,717)
FTSE 100 Index(5)	6,450	GBP	6,350	7/19/13	(382,595)
FTSE 100 Index(3)	8,700	GBP	6,425	7/19/13	(274,569)
Nikkei 225 Index(3)	950,000		JPY 13,500	7/12/13	(4,837,164)
SMI Index(3)	3,500	CHF	7,750	7/19/13	(375,735)
SMI Index(6)	3,350	CHF	7,800	7/19/13	(281,782)

					$(7,384,537)

Total Call Options Written (premiums received $16,278,494)					$(11,467,041)

Other Assets, Less Liabilities — 0.9%					$11,976,205

Net Assets — 100.0%					$1,297,214,438

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Counterparty is Citibank NA.

(4)	Counterparty is Credit Suisse International.

(5)	Counterparty is Barclays Bank PLC.

(6)	Counterparty is Societe Generale.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	54.2%	$702,380,871
United Kingdom	11.8	153,460,848
Japan	11.2	145,023,070
Switzerland	5.8	75,475,218
France	5.4	69,956,217
Germany	5.3	68,860,002
Spain	1.7	21,427,164
Netherlands	1.6	21,062,994
Italy	1.3	16,373,098
Ireland	0.4	5,794,324
Belgium	0.3	4,319,003
Canada	0.3	3,758,572
Other Countries, less than 0.3% each	0.7	8,813,893

Total Investments	100.0%	$1,296,705,274

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $862,362,961)	$1,296,705,274
Cash	11,161,426
Restricted cash*	160,000
Foreign currency, at value (identified cost, $273,170)	271,155
Dividends receivable	1,744,004
Tax reclaims receivable	1,906,337
Total assets	$1,311,948,196

Liabilities
Written options outstanding, at value (premiums received, $16,278,494)	$11,467,041
Payable for investments purchased	2,002,590
Payable to affiliates:
Investment adviser fee	1,080,997
Trustees' fees	12,940
Accrued expenses	170,190
Total liabilities	$14,733,758
Net Assets	$1,297,214,438

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 106,442,735 shares issued and outstanding	$1,064,427
Additional paid-in capital	1,007,359,282
Accumulated net realized loss	(99,308,454)
Accumulated distributions in excess of net investment income	(51,039,358)
Net unrealized appreciation	439,138,541
Net Assets	$1,297,214,438

Net Asset Value
($1,297,214,438 ÷ 106,442,735 common shares issued and outstanding)	$12.19

*	Represents restricted cash on deposit at the custodian for written options.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $1,306,907)	$20,055,414
Total investment income	$20,055,414

Expenses
Investment adviser fee	$6,609,260
Trustees' fees and expenses	25,703
Custodian fee	261,705
Transfer and dividend disbursing agent fees	10,209
Legal and accounting services	43,792
Printing and postage	211,730
Miscellaneous	119,718
Total expenses	$7,282,117
Deduct —
Reduction of custodian fee	$3,071
Total expense reductions	$3,071

Net expenses	$7,279,046

Net investment income	$12,776,368

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$25,865,763
Written options	(76,218,870)
Foreign currency transactions	(105,270)
Net realized loss	$(50,458,377)
Change in unrealized appreciation (depreciation) —
Investments	$74,640,168
Written options	5,970,225
Foreign currency	(81,377)
Net change in unrealized appreciation (depreciation)	$80,529,016

Net realized and unrealized gain	$30,070,639

Net increase in net assets from operations	$42,847,007

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$12,776,368	$23,892,459
Net realized loss from investment transactions, written options and foreign currency transactions	(50,458,377)	(41,390,449)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	80,529,016	157,804,148
Net increase in net assets from operations	$42,847,007	$140,306,158
Distributions to shareholders —
From net investment income	$(62,154,307)*	$(24,981,811)
Tax return of capital	—	(100,051,695)
Total distributions	$(62,154,307)	$(125,033,506)
Capital share transactions —
Cost of shares repurchased (see Note 5)	$(747,820)	$(7,946,869)
Net decrease in net assets from capital share transactions	$(747,820)	$(7,946,869)

Net increase (decrease) in net assets	$(20,055,120)	$7,325,783

Net Assets
At beginning of period	$1,317,269,558	$1,309,943,775
At end of period	$1,297,214,438	$1,317,269,558

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(51,039,358)	$(1,661,419)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$12.370		$12.220	$13.320	$13.840	$12.450	$19.670

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.223	$0.198	$0.160	$0.199	$0.287
Net realized and unrealized gain (loss)	0.283		1.084	(0.088)	0.792	2.991	(5.707)

Total income (loss) from operations	$0.403		$1.307	$0.110	$0.952	$3.190	$(5.420)

Less Distributions
From net investment income	$(0.584	)*	$(0.233)	$(0.194)	$(0.167)	$(0.204)	$(0.285)
From net realized gain	—		—	—	(0.019)	—	—
Tax return of capital	—		(0.935)	(1.016)	(1.286)	(1.596)	(1.515)

Total distributions	$(0.584)		$(1.168)	$(1.210)	$(1.472)	$(1.800)	$(1.800)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.001		$0.011	$—	$—	$—	$—

Net asset value — End of period	$12.190		$12.370	$12.220	$13.320	$13.840	$12.450

Market value — End of period	$11.120		$10.690	$10.280	$12.250	$13.890	$10.120

Total Investment Return on Net Asset Value(2)	3.76	%(3)	12.46%	2.21%	8.24%	28.83%	(27.36)%

Total Investment Return on Market Value(2)	9.52	%(3)	15.53%	(6.50)%	(0.81)%	59.07%	(33.09)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,297,214		$1,317,270	$1,309,944	$1,427,841	$1,478,242	$1,323,987
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.10	%(5)	1.08%	1.08%	1.09%	1.09%	1.08%
Net investment income	1.93	%(5)	1.77%	1.53%	1.23%	1.57%	1.76%
Portfolio Turnover	1	%(3)	5%	17%	12%	31%	33%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries' tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $44,137,219 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2013, the amount of distributions estimated to be a tax return of capital was approximately $53,199,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2013, the Fund's investment adviser fee amounted to $6,609,260. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,512,404 and $142,635,588, respectively, for the six months ended June 30, 2013.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2013 and the year ended December 31, 2012.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). During the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund repurchased 67,000 and 719,800, respectively, of its common shares under the share repurchase program at a cost, including brokerage commissions, of $747,820 and $7,946,869, respectively, and an average price per share of $11.16 and $11.04 respectively. The weighted average discount per share to NAV on these repurchases amounted to 10.49% and 12.65% for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$865,148,199

Gross unrealized appreciation	$455,520,086
Gross unrealized depreciation	(23,963,011)

Net unrealized appreciation	$431,557,075

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,251,760	$14,686,394
Options written	6,685,055	103,433,350
Options terminated in closing purchase transactions	(5,825,975)	(83,711,294)
Options expired	(1,070,285)	(18,129,956)

Outstanding, end of period	1,040,555	$16,278,494

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $7,384,537. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $160,000 at June 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(11,467,041	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. Of the derivative liabilities, $7,384,537 are subject to master netting agreements, which allow the Fund and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. Derivative liabilities subject to master netting agreements, net of amounts available for offset, which were none, and net of the related collateral pledged by the Fund of $160,000, were $7,224,537 as of June 30, 2013.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$(76,218,870	)(1)	$5,970,225	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$118,797,713	$68,472,563	$—	$187,270,276
Consumer Staples	54,443,690	78,187,617	—	132,631,307
Energy	47,705,960	47,497,331	—	95,203,291
Financials	82,465,835	105,872,966	—	188,338,801
Health Care	90,154,074	75,692,508	—	165,846,582
Industrials	43,124,427	71,360,466	—	114,484,893
Information Technology	241,117,648	33,312,331	—	274,429,979
Materials	10,595,363	45,091,067	—	55,686,430
Telecommunication Services	17,420,830	36,004,742	—	53,425,572
Utilities	12,420,508	16,948,394	—	29,368,902

Total Common Stocks	$718,246,048	$578,439,985 *	$—	$1,296,686,033

Rights	$19,241	$—	$—	$19,241

Total Investments	$718,265,289	$578,439,985	$—	$1,296,705,274

Liability Description

Call Options Written	$(3,159,375)	$(8,307,666)	$—	$(11,467,041)

Total	$(3,159,375)	$(8,307,666)	$—	$(11,467,041)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending the outcome of an omnibus motion to dismiss filed by the defendants (including the Fund) in a related multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.07% of net assets at June 30, 2013).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on April 26, 2013. The following action was taken by the shareholders:

Item 1:  The election of William H. Park, Ronald A. Pearlman and Harriett Tee Taggart as Class II Trustees of the Fund for a three-year term expiring in 2016.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
William H. Park	96,665,608	2,471,174
Ronald A. Pearlman	96,455,306	2,681,476
Harriett Tee Taggart	96,680,934	2,455,848

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Walter A. Row, III

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2013, Fund records indicate that there are 44 registered shareholders and approximately 59,464 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and portfolio characteristics available on the Eaton Vance website after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2552-8/13	CE-TMGBWOFSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs*
January 2013	—	—	—	10,003,154
February 2013	—	—	—	10,003,154
March 2013	67,000	$11.16	67,000	9,936,154
April 2013	—	—	—	9,936,154
May 2013	—	—	—	9,936,154
June 2013	—	—	—	9,936,154

Total	67,000	$11.16	67,000

*	On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on August 8, 2012.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 9, 2013

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 9, 2013